Label	Element	Value
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $0.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.20%
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $92.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $114.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $83.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)